Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000037571 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	2.44%	0.95%	0.95%
C000024677 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	3.73%	1.44%	1.43%
C000024678 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent	3.49%	1.18%	1.18%
Without Sales Load [Member] | C000037571 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares without sales load
Average Annual Return, Percent	3.48%	1.14%	1.05%
S And P Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Average Annual Return, Percent	1.55%	0.77%	2.32%
S And P Municipal Bond Short Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Short Index
Average Annual Return, Percent	3.99%	1.39%	1.56%
S And P Municipal Bond 1 5 Years Investment Grade 5 Pre Refunded Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond 1-5 Years Investment Grade 5% Pre-Refunded Index
Average Annual Return, Percent	4.11%	1.18%	1.59%
Morningstar US Fund Muni National Short Funds Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Fund Muni National Short Funds Average
Average Annual Return, Percent	3.42%	1.38%	1.45%